Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 553	$ 446
Digital Advertising [Member]
Disaggregation of Revenue [Line Items]
Total revenue	18	42
Publisher Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	145	112
Syndication Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	68	26
Other Digital Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	11
Digital Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	231	191
Service Revenue Sponsorship [Member]
Disaggregation of Revenue [Line Items]
Total revenue	322	255
Total Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 322	$ 255